UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-966-4354

Date of fiscal year end: October 31

Date of reporting period: June 30, 2008

Item 1. Proxy Voting Record.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Methode Electronics	9/13/2007	591520200	METH

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young Pub a/cing firm
3. Approval of 2007 cash incentive pl.
4. Apprval of 2007 stock plan.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Cal-Maine Foods	10/11/2007	128030202	CALM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Twin Disc Incorporated	10/19/2007	901476101	TWIN

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Buckeye Technologies	11/1/2007	118255108	BKI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt. of Ernst & Young
3. Apprvl of 2007 omnibus incentive
comp. Plan.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Matrix Service Co	10/22/2007	576853105	MTRX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Arcelmormittal	11/5/2007		MTP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Apprvl of merge w/Arcelor	issuer
2. Dischge of directors/auditors &
determination of place where books and
records will be kept for 5 years.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
1-800-Flowers.com	12/4/2007	68243Q106	FLWS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat ind reg pub a/c firm of
Ernst & Young

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Genesis Energy L.P.	12/18/2007	371927104	GEL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Amendment proposal	issuer
2. Incentive prop
3. Proposal to adjourn special mtg.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Robbins & Myers Inc	1/9/2008	770196103	RBN

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Amendment to sr. sec. Annual cash
bonus.
3. Apprvl of Ernst & Young

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Penford Corporation	1/30/2008	707051108	PENX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat the appt. of Ernst & Young.

Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Penford Corporation	1/30/2008	707051108	PENX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Integrated Electrical Se	2/7/2008	45811 E301	IESC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Appt. Ernst &Young auditors

Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Pricesmart, Inc.	2/26/2008	741511109	PSMT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
ICO, Inc.	3/11/2008	449293109	ICOC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl an drestatemnt of 4th amended
1993 stk option plan for non-employee
directors
3. Rat of pricewaterousecooper as pub
a/c.

Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Kaman Corporation	4/16/2008		KAMN

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Approve cash bonus plan
3. Rat appt. KPMG
4. Transact other business.

Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Terra Industries	5/6/2008	880915103	TRA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche

Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Astec Industries, Inc.	4/24/2008	46224101	ASTE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat. Ernst & Young
3. Vote in accordance w/their best judgment
upon such other matters as may properly
come before the meeting or any
adjournments thereof.

Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Hudson Highland Grp	4/24/2008	443792106	HHGP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt of Kpmg

Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Celanese Corporation	4/24/2008	150870103	CE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat of appt KPMG

Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
VSE Corporation	5/6/2008	918284100	VSEC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat. Ernst & Young

Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Amkor Technology	5/5/2008	31652100	AMKR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat ind reg pub a/c firm 2008

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Barnes Group Inc.	5/8/2008	67806109	B

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprve purchase plan
3. Rat Pricewaterhousecoopers

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Cummins Inc.	5/13/2008	231021106	CMI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Pricewaterhousecoopers
3. Amend articles of incorp to inc auth. Shs
4.Adopt internl. Labor org. standards.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Innospec Incorp.	5/6/2008	45768S 105	IOSP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Pricewaterhouse coopers
3. To adopt the corporations stk option plan
4. To adopt the corp. share option plan 2008
5. To adopt the corp. non-employee direc.
stok option plan
7. To adopt the corp. sharesave plan 2008

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
General Cable	5/15/2008	369300108	BGC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche
3. Apprvl 2008 annual incentive plan
4. Sch other business as may properly
come before the meeting

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Chart Industries	5/20/2008	161115Q308	GTLS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Terex Corporation	5/15/2008	880779103	TEX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat. Ind reg. Pub. a/c firm
3. such other business as may properly
come before the meeting.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Cummins Incorporation	5/13/2008	231021106	CMI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat PricewaterhouseCoopers
3. Prop to amend articles of inc.
4. Prop to adopt intl labor org. standards

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
AK Steel Holding	5/29/2008	231021106	CMI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche
3. Re-approval of perf goals

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Reliant Energy	5/20/2008	75952B 105	RRI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat KPMG

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Warnaco Group	5/14/2008	934390402	WRNC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. A[[rpve 2005 sstk incentive plan.
3. Approve the incentive comp plan.
4. Rat Deloitte & Touche

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Arcelormittal	5/13/2008	03938L104	MT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Apprvl for accounts 2007 fincl year	issuer
2. Apprvl of fincl statements for 2007
3. Determination of fees, com and attendance
to be allocated to the board.
4. Allocation of results and
determination of the dividend.
5. discharge of the directors
6. Statutory elections of 4 directors
7/10. Directors
11. Renewa of the authorizaiton of the board
12. Apptmnt of Deloitte & Touche
13. Decision to authorise the board to issue
stock options
14. Decision to authorise the board to put in
place an empl shre purchase plan
15. decision t inc the authorised share
capital of the co.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Western Refining	5/22/2008	959319104	WNR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Horizon Lines, Inc.	6/3/2008	44044K101	HRZ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Prop to increase numbr of shs of
common stk.
3. Rat Ernst & Young

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Emergency Medical	5/28/2008	29100P102	EMS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl of l/d 2007 incentive plan
3. Rat Ernst & Young

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Miva, Incorporated	6/11/2008	55311R108	MIVA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Nexstar Broadcasting	5/29/2008	65336K103	NXST

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat PricewaterhouseCoopers

Name of Fund:	Hennessy Cornestone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
LSB Industries	6/5/2008	502160104	LXU

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young
3. Approvl of the 2008 incentive stk plan.

Name of Fund:	Hennessy Cornestone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Gamestop Corp.	6/24/2008	36467W109	GME

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Prop. To approve the amendment and
restatement of the amended and restated
supplemental comp plan.
3. Prop. To rat. The appt of Bdo Seidman
as ind. Reg public accounting firm for 2009

Name of Fund:	Hennessy Cornestone Growth II
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
MFRI, Inc.	6/19/2008	552721102	MFRI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Prop , we recommend that MFRI hire an
accredited inv. Banker to adive it on ways to
increase stkhldr value, either through
a sale through acution or via a merger.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hennessy Funds Trust

By (Signature and Title)*    /s/ Neil J. Hennessy
Neil J. Hennessy
Chief Executive Officer

Date            7/18/08